Associates and Joint Ventures - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method	€ 140	€ 68
Receivables from associates and joint ventures for current operations (Note 14)	37	33
Payables to associates and joint ventures (Note 22)	634	520
Revenue from operations with associates and joint ventures	48,422	48,693	€ 52,008
Financial revenues with associates and joint ventures	842	1,458	1,073
Financial expenses with associates and joint ventures	2,795	2,690	3,363
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method	140	68	77
Receivables from associates and joint ventures for current operations (Note 14)	37	33
Financial debt, associates and joint ventures	0	104
Payables to associates and joint ventures (Note 22)	634	520
Share of income (loss) of investments accounted for by the equity method	13	4	5
Revenue from operations with associates and joint ventures	265	233	218
Expenses from operations with associates and joint ventures	30	14	20
Financial revenues with associates and joint ventures	0	1	0
Financial expenses with associates and joint ventures	€ 1	€ 0	€ 0